Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 49,983	€ 49,983
Intangible assets	36,866	33,590
Right of use assets	12,362	15,736
Property, plant and equipment	1,391,560	1,248,402
Financial assets - investments FVTPL	171	200
Other non-current financial assets	5,810	5,441
Deferred tax assets	103,872	95,344
Total non-current assets	1,600,624	1,448,696
Current assets
Inventories	268,247	245,217
Contract assets	180,459	168,515
Trade receivables	302,688	295,951
Other current financial assets	10,778	1,329
Tax receivables	14,586	17,440
Other receivables	35,989	53,179
Cash and cash equivalents	130,603	98,270
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	943,350	879,901
Non-current assets held for sale		222
Total current assets	943,350	880,123
Total assets	2,543,974	2,328,819
Equity
Share capital	22,232	22,232
Reserves and retained earnings	1,324,412	1,264,329
Net profit attributable to equity holders of the parent	139,839	117,778
Equity attributable to equity holders of the parent	1,486,483	1,404,339
Non-controlling interests	38	46
Total equity	1,486,521	1,404,385
Non-current liabilities
Non-current financial liabilities	347,367	317,678
Employees benefits	6,784	7,163
Non-current provisions	3,162	2,793
Deferred tax liabilities	13,259	12,560
Non-current advances from customers	98,848	44,046
Other non-current liabilities	52,155	62,720
Total non-current liabilities	521,575	446,960
Current liabilities
Current financial liabilities	123,507	116,927
Current provisions	4,394	4,139
Trade payables	263,308	231,020
Contract liabilities	10,414	16,545
Advances from customers	33,425	16,622
Tax payables	22,426	25,431
Other liabilities	78,404	66,790
Total current liabilities	535,878	477,474
Total liabilities	1,057,453	924,434
Total equity and liabilities	€ 2,543,974	€ 2,328,819